SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of assumptions used to estimate fair values of share options granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.03	US$	0.04	US$	0.05

Summary of option activity

A summary of option activity during the year ended September 30, 2017, 2018 and 2019 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life	Intrinsic value of options RMB
Outstanding, as of October 1, 2016	26,450,000	2	7.92	—
Granted	43,550,000	—	—	—
Forfeited	—	—	—	—

Outstanding, as of September 30, 2017	70,000,000	2	8.73	—
Granted	—	—	—	—
Forfeited	—	—	—	—

Outstanding, as of September 30, 2018	70,000,000	2	7.73	—
Granted	—	—	—	—
Forfeited	(1,780,000)	2	7.73	—

Outstanding, as of September 30, 2019	68,220,000	2	6.74	—

Vested or expected to vest as of September 30, 2019	68,220,000	2	6.74	—

The Group recognized the compensation cost for the stock options on a straight line basis.